NATIONS FUND TRUST
                               NATIONS FUND, INC.
                          NATIONS FUND PORTFOLIOS, INC.
                          NATIONS LIFEGOAL FUNDS, INC.
                     INVESTOR A, INVESTOR C AND DAILY SHARES
                         SUPPLEMENT DATED JUNE 14, 1999
              TO PROSPECTUSES DATED AUGUST 1, 1998, AS SUPPLEMENTED

                         NATIONS INSTITUTIONAL RESERVES
                                  DAILY SHARES
                         SUPPLEMENT DATED JUNE 14, 1999
                     TO PROSPECTUSES DATED JANUARY 25, 1999
                                AND MAY 21, 1999

         The combined prospectus for the Investor A Shares of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund is hereby supplemented by adding the following paragraph under the section entitled "HOW TO EXCHANGE SHARES" after the first paragraph of that section:

         Shareholders who acquired Investor A shares of any of the managed index funds through a conversion of Investor C Shares initially purchased through 401(k) plans may, in addition to the exchange features described above, exchange their shares for Investor C Shares of any non-money market Fund or Daily Shares of any money market fund of Nations Funds.

         The combined prospectuses for the Investor C Shares of the non-money market Funds are hereby supplemented by adding the following paragraph under the section entitled "HOW TO EXCHANGE SHARES - INVESTOR C SHARES" after the first paragraph of that section:

         Investor C Shares of a non-money market Fund that were originally obtained in an exchange of Investor A Shares of a managed index fund for Investor C Shares of a non-money market Fund may be exchanged for Investor A Shares of a managed index fund.

         The combined prospectuses for the Daily Shares of the money market Funds are hereby supplemented by adding the following paragraph under the section entitled "HOW TO EXCHANGE SHARES" after the first paragraph of that section:

         Daily Shares of a money market fund that were originally obtained in an exchange of Investor A Shares of a managed index fund for Daily Shares of a money market fund may be exchanged for Investor A Shares of a managed index fund.

                        NATIONS INSTITUTIONAL RESERVES

                              NATIONS CASH RESERVES
                          NATIONS MONEY MARKET RESERVES
                            NATIONS TREASURY RESERVES
                           NATIONS GOVERNMENT RESERVES
                           NATIONS MUNICIPAL RESERVES

                         SUPPLEMENT DATED JUNE 14, 1999
                    TO PROSPECTUSES DATED SEPTEMBER 1, 1998,
               JANUARY 25, 1999 AND MAY 21, 1999, AS SUPPLEMENTED

1. The combined prospectuses for all share classes of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves are hereby supplemented by deleting the paragraph regarding advisory fees under the section entitled "HOW THE FUNDS ARE MANAGED -- INVESTMENT ADVISER" and inserting in its place the following paragraph and also by replacing all references to contractual advisory fees with the following information as appropriate:

         For the services provided and expenses assumed pursuant to an investment advisory agreement, NBAI is entitled receive advisory fees, computed daily and paid monthly, at the annual rates of 0.15% of average daily net assets of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

2. The prospectuses for all share classes of Nations Government Reserves are hereby supplemented by deleting the first paragraph under the section entitled "HOW OBJECTIVES ARE PURSUED -- NATIONS GOVERNMENT RESERVES" and inserting in its place the following paragraph:

         In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS and in U.S. Government Obligations.

3. The combined prospectus for the Trust Class Shares of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves is hereby supplemented by deleting the paragraph entitled "TELEPHONE TRANSACTIONS" under the section entitled "HOW TO BUY SHARES."

4. The combined prospectus for the Daily Class Shares of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves is hereby supplemented by:

     1. Deleting the paragraph entitled "MINIMUM PURCHASE" under the section entitled "PROSPECTUS SUMMARY" and adding the following paragraph:

        o MINIMUM PURCHASE: The minimum initial investment in Daily Class Shares is $1,000 except that the minimum initial investment is $100 for investors participating on a monthly basis in the Systematic Investment Plan.

     2. Adding the following sentence under the section entitled "HOW TO BUY SHARES" immediately before the last sentence of the paragraph entitled "SYSTEMATIC INVESTMENT PLAN":

         The minimum investment in Daily Class Shares for investors participating in the SIP on a monthly basis is $100.

     3. Adding the following paragraphs under the section entitled "HOW TO REDEEM SHARES," before the paragraph entitled "AUTOMATIC WITHDRAWAL PLAN":

                  CHECKWRITING PRIVILEGES: Free checkwriting is available with respect to Daily Class Shares of the Funds. With this service, a shareholder may write checks in the amount of $250 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in a Fund by writing a check.

5. The combined prospectus for the Investor Class Shares of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves is hereby supplemented by:

     1. Adding the following paragraph under the section entitled "HOW TO BUY SHARES" before the paragraph entitled "TELEPHONE TRANSACTIONS" :

                  SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor Class Shares. On a bi-monthly, monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to the Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.

     2. Adding the following paragraphs at the end of the section entitled "HOW TO REDEEM SHARES" :

                  CHECKWRITING PRIVILEGES: Free checkwriting is available with respect to Investor Class Shares of the Funds. With this service, a shareholder may write checks in the amount of $250 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in a Fund by writing a check.

                  AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of a Fund if the value of the Investor Class Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of the withdrawal. Investor Class Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

6. The combined prospectus for the Service Class Shares of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves is hereby supplemented by:

     1. Deleting the paragraph entitled "MINIMUM PURCHASE" under the section entitled "PROSPECTUS SUMMARY" and adding the following paragraph:

        o MINIMUM PURCHASE: The minimum initial investment in Service Class Shares is $1,000 except that the minimum initial investment is $100 for investors participating on a monthly basis in the Systematic Investment Plan.

     2. Adding the following sentence under the section entitled "HOW TO BUY SHARES" immediately before the last sentence of the paragraph entitled "SYSTEMATIC INVESTMENT PLAN":

         The minimum investment in Service Class Shares for investors participating in the SIP on a monthly basis is $100.

     3. Adding the following paragraph under the section entitled "HOW TO REDEEM SHARES," before the paragraph entitled "AUTOMATIC WITHDRAWAL PLAN":

                  CHECKWRITING PRIVILEGES: Free checkwriting is available with respect to Service Class Shares of the Funds. With this service, a shareholder may write checks in the amount of $250 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in a Fund by writing a check.

7. The combined prospectuses for all share classes of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves of Nations Institutional Reserves are hereby supplemented by:

1. Deleting the third paragraph under the heading "ABOUT YOUR INVESTMENT--HOW TO BUY SHARES" and inserting in its place the following:

                  Purchases and redemptions may be made on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). In order for a purchase order to be processed on a Business Day, the order must have been received by Stephens, the Transfer Agent or their respective agents no later than the times shown below.

         ----------------------------------------------- -----------------------
         Nations Cash Reserves, Nations Money Market
         Reserves and Nations Treasury Reserves
         (Capital, Liquidity and Adviser Class Shares)  5:00 p.m., Eastern time
         ---------------------------------------------- ------------------------
         Nations Cash Reserves, Nations Money Market
         Reserves and Nations Treasury Reserves
         (Market, Daily, Investor, Service and Trust
         Class                                          3:00 p.m., Eastern time
         ---------------------------------------------- ------------------------

         ---------------------------------------------- ------------------------
         Shares)
         ---------------------------------------------- ------------------------
         Nations Government Reserves (all classes)      12:00 noon, Eastern time
         ---------------------------------------------- ------------------------
         Nations Municipal Reserves (all classes)       12:00 noon, Eastern time
         ---------------------------------------------- ------------------------

                  A purchase order received after such times will not be accepted; notice thereof will be given to the institution or investor placing the order and any funds received will be returned promptly to the sending institution or investor. With respect to orders received by the times indicated above, if federal funds are not available by 4:00 p.m., Eastern time, the order may be canceled, except for Capital, Liquidity and Adviser Class Shares of Nations Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves, where federal funds must, as a general matter, be made available by 5:30 p.m., Eastern time. The Trust and Stephens reserve the right to vary these times under particular circumstances such as greater-than-normal wiring activity. The Trust and Stephens reserve the right to reject any purchase order.

2. Deleting the first paragraph under the heading "ABOUT YOUR INVESTMENT--HOW TO REDEEM SHARES" and inserting in its place the following:

                  In order for a redemption order to be processed on a Business Day, it must be received by Stephens, the Transfer Agent or their respective agents no later than the times shown below.

         ----------------------------------------------- -----------------------
         Nations Cash Reserves, Nations Money Market
         Reserves and Nations Treasury Reserves
         (Capital, Liquidity and Adviser Class Shares)  5:00 p.m., Eastern time
         --------------------------------------------- -------------------------
         Nations Cash Reserves, Nations Money Market
         Reserves and Nations Treasury Reserves
         (Market, Daily, Investor, Service and Trust
         Class Shares)                                  3:00 p.m., Eastern time
         ---------------------------------------------- ------------------------

         Nations Government Reserves (all classes)      12:00 noon, Eastern time
         ---------------------------------------------- ------------------------

         Nations Municipal Reserves (all classes)       12:00 noon, Eastern time
         ---------------------------------------------- ------------------------

                  Shareholders are encouraged to submit redemption orders as early in the day as possible. Redemption orders received after the times shown above will not be processed until the next Business Day after receipt. All redemption orders will be processed at the net asset value next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is processed. The Trust reserves the right to defer payment of redemption proceeds for up to three Business Days after the redemption order is processed.

3. Deleting the first two sentences under the heading "ABOUT YOUR INVESTMENT--HOW THE FUNDS VALUE THEIR SHARES" and inserting in their place the following:

                  The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 5:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves and Nations Government Reserves), on each Business Day.

4. Deleting the first sentence under the heading "HOW DIVIDENDS AND DISTRIBUTIONS ARE MADE; TAX INFORMATION--DIVIDENDS AND DISTRIBUTIONS" and inserting in its place the following:

                  The net income of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves is determined and declared on each Business Day as a dividend to shareholders of record on the day of declaration.